Fair Value - Schedule of Fair Value Liabilities, Activity for Grant Liability (Details) - Grant Liability - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 1,036,000	$ 936,000	$ 772,000
Change in fair value of liability	464,000	100,000	164,000
Fair value at end of period	$ 1,500,000	$ 1,036,000	$ 936,000